Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
On Demand [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
On Demand [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
On Demand [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
On Demand [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
On Demand [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
On Demand [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
Up to 1 month [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	15,256,959	7,167,077
Up to 1 month [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	10,130,103	5,369,842
Up to 1 month [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	4,042,822	1,131,174
Up to 1 month [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	726,140	659,937
Up to 1 month [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	289,795	3,101
Up to 1 month [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	68,099	3,023
Between 1 and 3 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	18,363,618	11,756,497
Between 1 and 3 months [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	7,474,471	4,957,261
Between 1 and 3 months [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	9,226,258	5,367,798
Between 1 and 3 months [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	1,580,644	1,408,678
Between 1 and 3 months [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	70,941	6,284
Between 1 and 3 months [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	11,304	16,476
Between 3 and 12 months [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	41,808,049	27,442,583
Between 3 and 12 months [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	10,559,457	6,398,764
Between 3 and 12 months [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	26,018,228	13,652,696
Between 3 and 12 months [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	5,192,387	7,215,300
Between 3 and 12 months [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	10,365	9,458
Between 3 and 12 months [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	27,612	166,365
Between 1 and 3 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	48,247,879	44,546,370
Between 1 and 3 years [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	4,725,547	3,301,424
Between 1 and 3 years [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	25,470,384	19,103,274
Between 1 and 3 years [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	18,051,948	22,141,245
Between 1 and 3 years [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount		427
Between 1 and 3 years [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
Between 3 and 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	24,136,486	39,060,656
Between 3 and 5 years [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	1,913,113	2,119,432
Between 3 and 5 years [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	11,344,275	12,988,788
Between 3 and 5 years [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	10,879,098	23,952,436
Between 3 and 5 years [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
Between 3 and 5 years [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
More than 5 years [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	37,538,795	58,630,546
More than 5 years [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	2,034,929	1,952,222
More than 5 years [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	15,274,620	20,012,086
More than 5 years [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	20,229,246	36,666,238
More than 5 years [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
More than 5 years [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount
Total [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	185,351,786	188,603,729
Total [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	36,837,620	24,098,945
Total [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	91,376,587	72,255,816
Total [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	56,659,463	92,043,834
Total [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	371,101	19,270
Total [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	107,015	185,864
Fair value [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	11,319,320	9,507,031
Fair value [Member] | Currency forward [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	1,818,024	1,199,062
Fair value [Member] | Interest rate swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	3,935,401	2,997,634
Fair value [Member] | Cross currency swaps [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	5,561,634	5,308,260
Fair value [Member] | Call currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	2,794	1,137
Fair value [Member] | Put currency options [Member]
Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of the bank holds portfolio of financial liabilities [Line Items]
Total notional amount	$ 1,467	$ 938